Amounts Recognized in Companys Consolidated Balance Sheet (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Pension asset	1,028
Pension and other benefit liabilities	(657)	(1,366)
Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Pension asset	1,028
Accounts payable and accrued liabilities	(9)	(8)
Pension and other benefit liabilities	(218)	(876)
Total amount recognized	801	(884)
Other Postretirement Benefit Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Accounts payable and accrued liabilities	(36)	(36)
Pension and other benefit liabilities	(439)	(490)
Total amount recognized	(475)	(526)